Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Reclassifications		Reclassifications Certain prior period amounts have been reclassified to conform with current period presentation.
Principles of Consolidation	Principles of ConsolidationThe unaudited condensed consolidated financial statements of Hertz Global include the accounts of Hertz Global, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The unaudited condensed consolidated financial statements of Hertz include the accounts of Hertz, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The Company consolidates a VIE when it is deemed the primary beneficiary of the VIE. The Company accounts for its investment in joint ventures using the equity method when it has significant influence but not control and is not the primary beneficiary of the joint venture. All significant intercompany transactions have been eliminated in consolidation.	Principles of ConsolidationThe consolidated financial statements of Hertz Global include the accounts of Hertz Global, its wholly owned and majority owned U.S. and international subsidiaries, and its VIEs, as applicable. The consolidated financial statements of Hertz include the accounts of Hertz, its wholly owned and majority owned U.S. and international subsidiaries, and its VIEs, as applicable. The Company consolidates a VIE when it is deemed the primary beneficiary. The Company accounts for its investment in joint ventures using the equity method when it has significant influence but not control and is not the primary beneficiary. All significant intercompany transactions have been eliminated in consolidation.
Use of Estimates and Assumptions
Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and footnotes. Actual results could differ materially from those estimates.

Significant estimates inherent in the preparation of the consolidated financial statements include depreciation of revenue earning vehicles, reserves for litigation and other contingencies, accounting for income taxes and related uncertain tax positions, pension and postretirement benefit costs, the recoverability of long-lived assets, useful lives and impairment of long-lived tangible and intangible assets including goodwill, valuation of stock-based compensation, self-insured liabilities, allowance for doubtful accounts, the retail value of loyalty points, and fair value of financial instruments, among others.

Self-insured Liabilities
Self-insured Liabilities

Self-insured liabilities in the accompanying consolidated balance sheets include public liability, property damage, general liability, liability insurance supplement, personal accident insurance, and worker's compensation. These represent an estimate for both reported accident claims not yet paid, and claims incurred but not yet reported and are recorded on an undiscounted basis. Reserve requirements are based on rental volume and actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses and administrative costs. The adequacy of the liability is regularly monitored based on evolving accident claim history and insurance related state legislation changes. If the Company's estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.

Recoverability of Goodwill and Indefinite-lived Intangible Assets
Recoverability of Goodwill and Indefinite-lived Intangible Assets

The Company tests the recoverability of its goodwill and indefinite-lived intangible assets by performing an impairment analysis on an annual basis, as of October 1, and at interim periods when circumstances require as a result of a triggering event.

A goodwill impairment charge is calculated as the amount by which a reporting unit's carrying amount exceeds its fair value. For goodwill, fair value is determined using an income approach based on the discounted cash flows of each reporting unit. A reporting unit is an operating segment or a business one level below that operating segment (the component level) if discrete financial information is prepared and regularly reviewed by segment management. Components are aggregated into a single reporting unit when they have similar economic characteristics. The Company has three reporting units (operating segments): Americas Rental Car, International Rental Car and Donlen. The fair values of the reporting units are estimated using the net present value of discounted cash flows generated by each reporting unit and incorporate various assumptions related to discount rates, growth rates, cash flow projections, tax rates and terminal value rates specific to the reporting unit to which they are applied. Discount rates are set by using the Weighted-Average Cost of Capital (“WACC”) methodology. The Company’s discounted cash flows are based upon reasonable and appropriate assumptions about the underlying business activities of the Company’s reporting units.

In the impairment analysis for an indefinite-lived intangible asset, the Company compares the carrying value of the asset to its estimated fair value and recognizes an impairment charge whenever the carrying amount of the asset exceeds its estimated fair value. The estimated fair value for a tradename utilizes a relief-from-royalty income approach, which includes the Company’s revenue projections for each asset, along with assumptions for royalty rates, tax rates and WACC.

Subrogation Receivables		Subrogation Receivables The Company records receivables for vehicle damage caused while a vehicle is on rent with a customer based on billed and unbilled recoveries and represents the amount of damage the Company expects to recover. Amounts recorded are estimated using a combination of actual historical data with respect to damage expense and collections and other facts and circumstances. Subrogation receivables are recorded as a contra-expense (i.e. a credit to direct vehicle and operating expense in the accompanying consolidated statements of operations) in the period in which the expense was incurred.
Income Taxes
Income Taxes

The Company recognized the effects of the TCJA enacted on December 22, 2017, which created the global intangible low-tax income ("GILTI") provision that imposes U.S. tax on certain earnings of foreign subsidiaries that are subject to foreign tax below a certain threshold. GILTI taxes are recorded in current income tax expense as incurred. In 2018 and 2019, the Company asserted indefinite reinvestment on certain of its foreign earnings. As of December 31, 2020, the Company no longer asserts permanent reinvestment of foreign earnings, due to the impact from COVID-19, as disclosed in Note 1, "Background." The Company does not anticipate that the change in its assertion will have a material impact on its cash flows during the next twelve months.

Valuation Allowances

The Company’s current and future provision for income taxes is impacted by the initial recognition of and changes in valuation allowances in certain jurisdictions. The Company intends to maintain these allowances until it is more likely than not that the deferred tax assets will be realized. The Company’s future provision for income taxes will include no tax benefit with respect to losses incurred in these jurisdictions. Accordingly, income taxes are impacted by changes in valuation allowances and the mix of earnings among jurisdictions.
The Company evaluates the realizability of its deferred tax assets on a quarterly basis. In completing this evaluation, the Company considers all available evidence in order to determine whether, based on the weight of the evidence, a valuation allowance for its deferred tax assets is necessary. Such evidence includes the evaluation of historical cumulative earnings and losses in recent years, future reversals of deferred tax liabilities, the availability of carry forwards and the remaining period of the respective carry forward, future taxable income (exclusive of the reversal of temporary differences and carryforwards), and any applicable tax-planning strategies that are available.

If, based on the weight of the evidence, it is more likely than not that all or a portion of the Company’s deferred tax assets will not be realized, a valuation allowance is recorded. If operating results improve or decline on a continual basis in a particular jurisdiction, the Company’s decision regarding the need for a valuation allowance could change resulting in either the initial recognition or reversal of a valuation allowance in that jurisdiction, which could have a significant impact on income tax expense in the period recognized and subsequent periods. In determining the provision for income taxes for financial statement purposes, the Company makes certain estimates and judgments, which affect its evaluation of the carrying value of its deferred tax assets, as well as its calculation of certain tax liabilities.

Uncertain Tax Positions

The calculation of the Company’s gross unrecognized tax benefits and liabilities includes uncertainties in the application of, and changes in, complex tax regulations in a multitude of jurisdictions across its global operations. The Company recognizes tax benefits and liabilities based on its estimates of whether, and the extent to which, additional taxes will be due. The Company adjusts these benefits and liabilities based on changing facts and circumstances; however, due to the complexity of these uncertainties and the impact of tax audits, the ultimate resolutions may differ significantly from the Company’s estimates.

Revenue Recognition
Revenue Recognition

In February 2016, the FASB issued guidance that replaced the existing lease guidance in U.S. GAAP and in 2018 and 2019 issued amendments and updates to the new lease standard (collectively "Topic 842"). Upon adoption of Topic 842, on January 1, 2019, the Company accounts for revenue earned from vehicle rentals and rental related activities wherein an identified asset is transferred to the customer and the customer has the ability to control that asset under Topic 842. Prior to the adoption of Topic 842, the Company accounted for such revenue under Revenue from Contracts with Customers ("Topic 606"). As such, vehicle rental and rental related revenue is recognized under Topic 842 for the years ended December 31, 2020 and December 31, 2019, and under Topic 606 for the year ended December 31, 2018. The policy that follows herein is applicable under Topics 842 and 606 unless otherwise noted.

The Company recognizes two types of revenue: (i) lease revenue; and (ii) revenue from contracts with customers.

The Company reports revenues for taxes or non-concession fees collected from customers on behalf of governmental authorities on a net basis.

Vehicle Rental and Rental Related Revenues

The Company recognizes revenue from its vehicle rental operations when persuasive evidence of a contract exists, the performance obligations have been satisfied, the transaction price is fixed or determinable and collection is reasonably assured. Performance obligations associated with vehicle rental transactions are satisfied over the rental period, except for the portion associated with loyalty points, as further described below. Rental periods are short term in nature. Performance obligations associated with rental related activities, such as charges to the customer for the fueling of vehicles and value-added services such as loss damage waivers, insurance products, navigation units, supplemental equipment and other consumables, are also satisfied over the rental period. Revenue from charges that are charged to the customer, such as gasoline, vehicle licensing and airport concession fees, is recorded on a gross basis with a corresponding charge to direct vehicle and operating expense. Sales commissions paid to third parties are generally expensed when incurred due to the short-term nature of the related transaction on which the commission was earned and are recorded within selling, general and administrative expense. Payments are due from customers at the completion of the rental, except for customers with negotiated payment terms, generally net 30 days or less, which are invoiced and remain as accounts receivable until collected.

Loyalty Programs - The Company offers loyalty programs, primarily Hertz Gold Plus Rewards, wherein customers are eligible to earn loyalty points that are redeemable for free rental days or can be converted to loyalty points for redemption of products and services under loyalty programs of other companies. Upon adoption of Topic 606, each transaction that generates loyalty points results in the deferral of revenue equivalent to the retail value at the date the points are earned. The associated revenue is recognized when the customer redeems the loyalty points at some point in the future. The retail value of loyalty points is estimated based on the current retail value measured as of the date the loyalty points are earned, less an estimated amount representing loyalty points that are not expected to be redeemed (“breakage”). Breakage is reviewed on a quarterly basis and includes significant assumptions such as historical breakage trends and internal Company forecasts.

Customer Rebates - The Company has business customers that rent vehicles based on terms that have been negotiated through contracts with their employers, or other entities with which they are associated (“commercial contracts”), which can differ substantially from the terms on which the Company rents vehicles to the general public. Some of the commercial contracts contain provisions which allow for rebates to the entity based on achieving a specific rental volume threshold. Rebates are treated as lease incentives under Topic 842 and variable consideration under Topic 606, and are recognized as a reduction of revenue at the time of the rental based on the rebate expected to be earned by the entity.

Licensee Revenue

The Company has franchise agreements which allow an independent entity to rent their vehicles under the Company’s brands, primarily Hertz, Dollar or Thrifty, for a franchise fee. Franchise fees are earned over time for the duration of the franchise agreement and are typically based on the larger of a minimum payment or an amount representing a percentage of net sales of the franchised business. Under Topic 606 franchise fees are recognized as earned and when collectability is reasonably assured. Franchise fees that relate to a future contract term, such as initial fees or renewal fees, are deferred and recognized over the term of the franchise agreement.

Ancillary Retail Vehicle Sales Revenue

Ancillary retail vehicle sales represent revenues generated from the sale of warranty contracts, financing and title fees, and other ancillary services associated with vehicles disposed of at the Company’s retail outlets. These revenues are recorded at the point in time when the Company sells the product or provides the service to the customer. These revenues exclude the sale price of the vehicle which is a component of the gain or loss on the disposition and is included in depreciation of revenue earning vehicles and lease charges in the accompanying consolidated statements of operations.

Fleet Leasing and Fleet Management Revenue

The Company's Donlen subsidiary generates revenue from various fleet leasing and fleet management services. Donlen’s operating leases for fleets have lease periods that are typically for twelve months, after which the lease converts to a month-to-month lease, allowing the vehicle to be surrendered any time thereafter. The Company's fleet leases contain a terminal rental adjustment clause ("TRAC") where, upon sale of the vehicle following the termination of the lease, a TRAC adjustment may result through which the lessee is credited or charged with the gain or loss on the vehicle's disposal. Such TRAC adjustments are considered variable charges. Fleet management services are comprised of fuel purchasing and management, preventive vehicle maintenance, repair consultation, toll management and accident management. Fleet management revenue is recognized net of any fees collected from customers on behalf of third-party service providers, as services are rendered.
Contract BalancesThe Company recognizes receivables and liabilities resulting from its contracts with customers. Contract receivables primarily consist of receivables from customers for vehicle rentals. Contract liabilities primarily consist of obligations to customers for prepaid vehicle rentals and related to the Company’s points-based loyalty programs.
Cash, Restricted Cash, Cash Equivalents and Restricted Cash Equivalents
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents

Cash and cash equivalents include cash on hand and highly liquid investments with an original maturity of three months or less. The Company's cash and cash equivalents are invested in various investment grade institutional money market funds, and bank money market and interest bearing accounts.

Restricted cash and restricted cash equivalents includes cash and cash equivalents that are not readily available for use in the Company's operating activities. Restricted cash and restricted cash equivalents are primarily comprised of proceeds from the disposition of vehicles pledged under the terms of vehicle debt financing arrangements and is restricted for the purchase of revenue earning vehicles and other specified uses under the vehicle debt facilities, cash utilized as credit enhancement under those arrangements, and certain cash accounts supporting regulatory reserve requirements related to the Company's self-insurance. As a result of the filing of the Chapter 11 Cases, the Company has multiple segregated bank accounts, some of which can only be accessed upon approval by the Bankruptcy Court, and cash collateral accounts for certain purposes. These funds are primarily held in demand deposit and money market accounts or in highly rated money market funds with investments primarily in government and corporate obligations.

Deposits held at financial institutions may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company limits exposure relating to financial instruments by diversifying the financial instruments among various counterparties, which consist of major financial institutions.

Receivables, Net of Allowance
Receivables, Net of Allowance

Receivables are stated net of allowances and primarily represent credit extended to vehicle manufacturers, customers that satisfy defined credit criteria, and amounts due from customers resulting from damage to rental vehicles. The estimate of the allowance for doubtful accounts is based on the Company's future expected losses and its judgement as to the likelihood of ultimate payment. Actual receivables are written-off against the allowance for doubtful accounts when the Company determines the balance will not be collected. Estimates for future credit memos are based on historical experience and are reflected as reductions to revenue, while bad debt expense is reflected as a component of direct vehicle and operating expense in the accompanying consolidated statements of operations.

Property and Equipment, Net
Revenue Earning Vehicles

Revenue earning vehicles are stated at cost, net of related discounts and incentives from manufacturers. Holding periods typically range from six to thirty-six months. Generally, when revenue earning vehicles are acquired outside of a vehicle repurchase program, the Company estimates the period that the Company will hold the asset, primarily based on historical measures of the amount of rental activity (e.g., automobile mileage). The Company also estimates the residual value of the applicable revenue earning vehicles at the expected time of disposal, taking into consideration factors such as make, model and options, age, physical condition, mileage, sale location, time of the year and channel of disposition (e.g., auction, retail, dealer direct) and market conditions. Depreciation is recorded over the estimated holding period. Depreciation rates are reviewed on a quarterly basis based on management's ongoing assessment of present and estimated future market conditions, their effect on residual values at the expected time of disposal and the estimated holding periods. Gains and losses on the sale of vehicles, including the costs associated with disposals, are included in depreciation of revenue earning vehicles and lease charges in the accompanying consolidated statements of operations.

For program vehicles, the manufacturers agree to repurchase program vehicles at a specified price or guarantee the depreciation rate on the vehicles during established repurchase or auction periods, subject to, among other things, certain vehicle condition, mileage and holding period requirements. Guaranteed depreciation programs guarantee on an aggregate basis the residual value of the program vehicle upon sale according to certain parameters which include the holding period, mileage and condition of the vehicles. The Company records a provision in accumulated depreciation for excess mileage and vehicle condition, as necessary, during the holding period.

Donlen's revenue earning vehicles are leased under long term agreements with its customers. These leases contain provisions whereby Donlen has a contracted residual value guaranteed by the lessee, such that it does not bear the risk of any gains or losses on the disposal of these vehicles. Donlen accounts for its lease contracts using the appropriate lease classifications.

The Company continually evaluates revenue earning vehicles to determine whether events or changes in circumstances have occurred that may warrant revision of the residual value or holding period.
Property and Equipment, Net

The Company's property and equipment, net consists of the following:

(In millions)	December 31, 2020	December 31, 2019
Land, buildings and leasehold improvements	$1,277	$1,271
Service vehicles, equipment and furniture and fixtures	761	798
Less: accumulated depreciation	(1,372)	(1,312)
Total property and equipment, net	$666	$757

Land is stated at cost and reviewed annually for impairment as further disclosed above in "Long-lived Assets, Including Finite-lived Intangible Assets."

Property and equipment are stated at cost and are depreciated utilizing the straight-line method over the estimated useful lives of the related assets. Useful lives are as follows:

Buildings	1 to 50 years
Furniture and fixtures	1 to 5 years
Service vehicles and equipment	1 to 25 years
Leasehold improvements	The lesser of the economic life or the lease term

Depreciation expense for property and equipment, net for the years ended December 31, 2020, 2019 and 2018 was $129 million, $122 million and $129 million, respectively.
The Company follows the practice of charging maintenance and repair costs for service vehicles, furniture and fixtures, and equipment, including the cost of minor replacements, to maintenance expense.
Long-lived Assets, Including Finite-lived Intangible Assets
Long-lived Assets, Including Finite-lived Intangible Assets

Finite-lived intangible assets include concession agreements, technology, customer relationships and other intangibles. Long-lived assets and intangible assets with finite lives, including technology-related intangibles, are amortized using the straight-line method over the estimated economic lives of the assets, which range from one to fifty years and two to twenty years, respectively. Long-lived assets and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the estimated fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying value or estimated fair value less costs to sell.

Stock-Based Compensation
Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is to be recognized over the period during which the employee is required to provide service in exchange for the award. Forfeitures are accounted for when they occur. The Company has estimated the fair value of options issued at the date of grant using a Black-Scholes option-pricing model, which includes assumptions related to volatility, expected term, dividend yield and risk-free interest rate.

The Company accounts for restricted stock unit and performance stock unit awards as equity classified awards. For restricted stock units ("RSUs") the expense is based on the grant-date fair value of the stock and the number of shares that vest, recognized over the service period. For performance stock units ("PSUs") and performance stock awards ("PSAs"), the expense is based on the grant-date fair value of the stock, recognized over a two to four year service period depending upon the applicable performance condition. For PSUs and PSAs, the Company re-assesses the probability of achieving the applicable performance condition quarterly and adjusts the recognition of expense accordingly. The Company includes the excess tax benefit within income tax expense in the accompanying consolidated statements of operations when realized.
Fair Value Measurements
Fair Value Measurements

Generally accepted accounting principles define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, if none exists, the most advantageous market, for the specific asset or liability at the measurement date (referred to as the "exit price"). Fair value is a market-based measurement that is determined based upon assumptions that market participants would use in pricing an asset or liability, including consideration of nonperformance risk.

The Company assesses the inputs used to measure fair value using the three-tier hierarchy promulgated under U.S. GAAP. This hierarchy indicates the extent to which inputs used in measuring fair value are observable in the market.

Level 1: Inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable.

Level 2: Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Inputs that are unobservable to the extent that observable inputs are not available for the asset or liability at the measurement date and include management's judgment about assumptions market participants would use in pricing the asset or liability.

Financial Instruments		Financial InstrumentsThe Company is exposed to a variety of market risks, including the effects of changes in interest rates, gasoline and diesel fuel prices and foreign currency exchange rates. The Company manages exposure to these market risks through regular operating and financing activities and, when deemed appropriate, through the use of financial instruments. Financial instruments are viewed as risk management tools and have not been used for speculative or trading purposes. In addition, financial instruments are entered into with a diversified group of major financial institutions in order to manage the Company's exposure to counterparty nonperformance on such instruments. The Company measures all financial instruments at their fair value and does not offset the derivative assets and liabilities in its accompanying consolidated balance sheets. As the Company does not have financial instruments that are designated and qualify as hedging instruments, the changes in their fair value are recognized currently in the Company's operating results.
Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions

Assets and liabilities of international subsidiaries whose functional currency is the local currency are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average exchange rates throughout the year. The related translation adjustments are reflected in accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets. Foreign currency exchange rate gains and losses resulting from transactions are included in selling, general and administrative expense in the accompanying consolidated statements of operations.

Advertising
Advertising

Advertising and sales promotion costs are expensed the first time the advertising or sales promotion takes place. Advertising costs are reflected as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations and for the years ended December 31, 2020, 2019 and 2018 were $112 million, $318 million and $238 million, respectively.
Divestitures
Divestitures

The Company classifies long-lived assets and liabilities to be disposed of as held for sale in the period in which they are available for immediate sale in their present condition and the sale is probable and expected to be completed within one year. The Company initially measures assets and liabilities held for sale at the lower of their carrying value or fair value less costs to sell and assesses their fair value quarterly until disposed. When the divestiture represents a strategic shift that has (or will have) a major effect on the Company's operations and financial results, the disposal is presented as a discontinued operation.

Recently issued accounting pronouncements
Recently Issued Accounting Pronouncements

Not Yet Adopted

Scope of Reference Rate Reform

In January 2021, the Financial Accounting Standards Board ("FASB") issued guidance that clarifies that entities with derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform may elect to apply certain optional expedients and exceptions, including contract modification relief, provided in Topic 848. Entities may elect to apply the guidance on contract modifications either (1) retrospectively as of any date from the beginning of any interim period that includes March 12, 2020 or (2) prospectively to new modifications from any date in an interim period that includes or is after January 7, 2021, up to the date that financial statements are available to be issued. The Company is in the process of assessing the available expedients and exceptions and, if applicable, the method and timing of adoption.

Recently Issued Accounting Pronouncements

Adopted

Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued guidance that sets forth a current expected credit loss impairment model for financial assets, which replaces the current incurred loss model, and issued amendments and updates to the new standard in 2018 and 2019. This model requires a financial asset (or group of financial assets), including trade receivables, measured at amortized cost to be presented at the net amount expected to be collected with an allowance for credit losses deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The Company adopted this guidance when effective, on January 1, 2020, using a modified retrospective transition method. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement

In August 2018, the FASB issued guidance on a customer's accounting for implementation fees paid in a cloud computing service contract arrangement that addresses which implementation costs to capitalize as an asset and which costs to expense. Capitalized implementation fees are to be expensed over the term of the cloud computing arrangement, and the expense is required to be recognized in the same line item in the income statement as the associated hosting service expenses. The entity is also required to present the capitalized implementation fees on the balance sheet in the same line item as the prepayment for hosting service fees associated with the cloud computing arrangement. The Company adopted this guidance when effective, on January 1, 2020, using a prospective transition method. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

The Company has hosting arrangements in connection with its Enterprise Resource Planning systems. Prior to the adoption of this guidance, the Company capitalized certain implementation costs for its hosting arrangements in intangible assets, net, in the accompanying consolidated balance sheet as of December 31, 2019. Subsequent to the adoption of this guidance on January 1, 2020, the Company records implementation fees incurred in connection with its hosting arrangements in prepaid expenses and other assets in the accompanying consolidated balance sheet as of December 31, 2020.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued guidance that simplifies the accounting for income taxes by removing certain exceptions in existing guidance and improves consistency in application by clarifying and amending existing guidance. This guidance is effective for annual periods beginning after December 15, 2020, and interim periods within those annual periods. On July 1, 2020, the Company adopted this guidance early, as permitted, on a prospective basis, where adjustments as of January 1, 2020 were not material; therefore, adoption of this guidance had no material impact on the Company's financial position, results of operations or cash flows.

Facilitation of the Effects of Reference Rate Reform

In March 2020, the FASB issued guidance that provides optional expedients and exceptions for contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform initiatives. This guidance is effective beginning March 12, 2020 through December 31, 2022 where the transition method varies depending upon the specific expedient or exception. On December 31, 2020, the Company early adopted on a prospective basis, as permitted, the optional practical expedient for contract modification for all debt and lease agreements under Topics 470 and 842. The Company continues to work with its lenders in identifying reference rate transition options and expected timing for new rates to be implemented into existing agreements. At the time of this filing, the adoption of this guidance had no material impact on the Company's financial position, results of operations or cash flows.